LONG-TERM LOANS AND CREDIT LINES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maximum [Member]
Debt Instrument [Line Items]
Duration	10 years
Minimum [Member]
Debt Instrument [Line Items]
Duration	7 years
ISRAEL | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 3,100
Rate	6.65%
Duration	7 years
ISRAEL | Government Guarantee Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 4,936
Rate	7.25%
ISRAEL | Government Guarantee Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Duration	10 years
ISRAEL | Government Guarantee Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Duration	5 years
UNITED STATES | Line of Credit [Member]
Debt Instrument [Line Items]
Total balance amount	$ 6,101
UNITED STATES | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	7.75%
UNITED STATES | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	2.90%
UNITED STATES | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount		$ 12,651
UNITED STATES | Commercial Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	4.20%
UNITED STATES | Commercial Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	3.75%